OTHER LONG-LIVED ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Other Long-Lived Assets

Other long-lived assets are as follows:

	December 31, 2016	December 31, 2017	December 31, 2017
	RMB	RMB	US$
			(Note 3)
Prepaid license fees	6,515,200	6,515,200	1,001,368
Other	103,777	6,220	956

Total	6,618,977	6,521,420	1,002,324